Note Allowance for loan losses (Average recorded investment and interest income recognized on impaired loans) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 957,050	$ 938,083
Interest Income Recognized	24,448	27,035
Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	130	33
Interest Income Recognized	4	6
CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	117,182	127,508
Interest Income Recognized	4,745	5,275
CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	156,890	150,563
Interest Income Recognized	4,939	5,757
Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	60,466	57,752
Interest Income Recognized	1,899	1,959
Construction | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		1,107
Interest Income Recognized		0
Mortgages | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	513,715	487,796
Interest Income Recognized	12,861	14,038
Leasing | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,642	2,124
Interest Income Recognized	0	0
Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	36,109	38,168
Interest Income Recognized	0	0
Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,964	1,937
Interest Income Recognized	0	0
Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	64,972	67,837
Interest Income Recognized	0	0
Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,065	2,575
Interest Income Recognized	0	0
Consumer | Other | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	915	683
Interest Income Recognized	0	0
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	944,575	927,405
Interest Income Recognized	24,248	26,857
PUERTO RICO | Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	130	33
Interest Income Recognized	4	6
PUERTO RICO | CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	117,182	127,508
Interest Income Recognized	4,745	5,275
PUERTO RICO | CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	156,890	150,563
Interest Income Recognized	4,939	5,757
PUERTO RICO | Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	60,466	57,752
Interest Income Recognized	1,899	1,959
PUERTO RICO | Construction | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		1,107
Interest Income Recognized		0
PUERTO RICO | Mortgages | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	504,709	479,584
Interest Income Recognized	12,661	13,860
PUERTO RICO | Leasing | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,642	2,124
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	36,109	38,168
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	64,467	67,308
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,065	2,575
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Other | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	915	683
Interest Income Recognized	0	0
UNITED STATES
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	12,475	10,678
Interest Income Recognized	200	178
UNITED STATES | Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Construction | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		0
Interest Income Recognized		0
UNITED STATES | Mortgages | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	9,006	8,212
Interest Income Recognized	200	178
UNITED STATES | Leasing | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,964	1,937
Interest Income Recognized	0	0
UNITED STATES | Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	505	529
Interest Income Recognized	0	0
UNITED STATES | Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Other | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Interest Income Recognized	$ 0	$ 0